ARTISAN FUNDS, INC.
                            875 East Wisconsin Avenue
                                    Suite 800
                           Milwaukee, Wisconsin 53202


                                February 2, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                               ARTISAN FUNDS, INC.
                       1933 ACT REGISTRATION NO. 33-88316
                       1940 ACT REGISTRATION NO. 811-8932



Ladies and Gentlemen:

      In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Artisan Funds, Inc. (the "Fund") certifies that:

      a. the form of prospectuses and statement of additional information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

      b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission electronically on January 28, 2004.

                                       Very truly yours,

                                       ARTISAN FUNDS, INC.


                                       By: /s/ Janet D. Olsen
                                           -----------------------------
                                       Its: General Counsel and Secretary